ASSETS HELD FOR SALE - Summary of Assets and Liabilities Classified As Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and cash equivalents	$ 3,135	$ 1,141	$ 998	$ 900
Restricted cash	286	310
Trade receivables and other current assets	2,124	1,517
Property, plant and equipment, at fair value	73,475	64,005
Equity-accounted investments	2,740	2,546	$ 1,392	$ 1,107
Deferred tax assets	330	244
Other long-term assets	941	1,011
Total assets	94,809	76,128
Current liabilities	14,565	8,038
Non-recourse borrowings	5,005	4,752
Other long-term liabilities	2,076	1,764
Deferred tax liabilities	8,439	7,174
Liabilities	58,353	$ 46,149
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	48
Restricted cash	14
Trade receivables and other current assets	51
Financial instrument assets	37
Property, plant and equipment, at fair value	1,343
Equity-accounted investments	421
Deferred tax assets	9
Other long-term assets	126
Total assets	2,049
Current liabilities	57
Non-recourse borrowings	797
Financial instrument liabilities	3
Other long-term liabilities	38
Deferred tax liabilities	131
Provisions	10
Liabilities	$ 1,036